Annual Total Returns [BarChart] - iShares Interest Rate Hedged High Yield Bond ETF - iShares Interest Rate Hedged High Yield Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2015	(6.33%)
Annual Return 2016	12.93%
Annual Return 2017	6.53%
Annual Return 2018	(0.87%)
Annual Return 2019	10.95%
Annual Return 2020	0.63%